CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2017
CASH FLOW STATEMENT
CASH FLOW STATEMENT

20 CASH FLOW STATEMENT

Accounting policy

In the Group cash flow statement, cash and cash equivalents includes cash at bank, other short-term liquid investments with original maturities of three months or less and bank overdrafts. In the Group balance sheet, bank overdrafts are shown within bank overdrafts and loans under current liabilities.

Analysis of net debt

	Borrowings
			Due within	Due after	Net	Net
	Cash	Overdrafts	one year	one year	currency swaps	interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2015	93	(28)	(11)	(1,666)	(1)	–	(1,613)
Net cash flow impact	34	9	(17)	231	15	1	273
Exchange adjustment	(7)	1	–	1	(16)	–	(21)
At 31 December 2015	120	(18)	(28)	(1,434)	(2)	1	(1,361)
Net cash flow impact	(18)	(45)	4	(129)	25	(2)	(165)
Exchange adjustment	(2)	1	–	(1)	(22)	–	(24)
At 31 December 2016	100	(62)	(24)	(1,564)	1	(1)	(1,550)
Net cash flow impact	64	49	9	139	(24)	(1)	236
Termination of finance lease	–	–	2	3	–	–	5
Exchange adjustment	5	(1)	–	(1)	25	–	28
At 31 December 2017	169	(14)	(13)	(1,423)	2	(2)	(1,281)

Reconciliation of net cash flow to movement in net debt

	2017	2016	2015
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	113	(63)	43
Settlement of currency swaps	(24)	25	15
Net cash flow from borrowings	147	(127)	215
Change in net debt from net cash flow	236	(165)	273
Termination of finance lease	5	–	–
Exchange adjustment	28	(24)	(21)
Change in net debt in the year	269	(189)	252
Opening net debt	(1,550)	(1,361)	(1,613)
Closing net debt	(1,281)	(1,550)	(1,361)

Cash and cash equivalents

For the purposes of the Group cash flow statement cash and cash equivalents at 31 December 2017 comprise cash at bank net of bank overdrafts.

	2017	2016	2015
	$ million	$ million	$ million
Cash at bank	169	100	120
Bank overdrafts	(14)	(62)	(18)
Cash and cash equivalents	155	38	102

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact of the management of the Group’s cash.

Cash (inflows)/outflows arising from financing activities

	2017
	Repayment	Borrowing	Cash			Proceeds from own
	of bank	of bank	(inflow)/outflow		Purchase of	Shares/issue of
	loans	loans	from other	Dividends	own shares	ordinary shares	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	770	(623)	(24)	–	–	–	123
Equity	–	–	–	269	52	(10)	311
Total	770	(623)	(24)	269	52	(10)	434

	2016
	Repayment	Borrowing	Cash			Proceeds from own
	of bank	of bank	(inflow)/outflow		Purchase of	Shares/issue of
	loans	loans	from other	Dividends	own shares	ordinary shares	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	797	(924)	25	–	–	–	(102)
Equity	–	–	–	279	368	(16)	631
Total	797	(924)	25	279	368	(16)	529

	2015
	Repayment	Borrowing	Cash			Proceeds from own
	of bank	of bank	(inflow)/outflow		Purchase of	Shares/issue of
	loans	loans	from other	Dividends	own shares	ordinary shares	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	1,088	(873)	15	–	–	–	230
Equity	–	–	–	272	77	(21)	328
Total	1,088	(873)	15	272	77	(21)	558